Document Entity Information	12 Months Ended
Jun. 30, 2023 shares
Document Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jun. 30, 2023
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-41226
Entity Registrant Name	Tritium DCFC Limited
Entity Incorporation, State or Country Code	C3
Entity Address, Address Line One	48 Miller Street
Entity Address, City or Town	Murarrie
Entity Address, Postal Zip Code	4172
Entity Address, Country	AU
Entity Common Stock, Shares Outstanding	160,036,639
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	PricewaterhouseCoopers
Auditor Location	Brisbane, Australia
Entity Central Index Key	0001862490
Current Fiscal Year End Date	--06-30
Document Fiscal Year Focus	2022
Document Fiscal Period Focus	FY
Auditor Firm ID	1379
Amendment Flag	false
Ordinary shares
Document Entity Information
Title of 12(b) Security	Ordinary shares, no par value per share
Trading Symbol	DCFC
Security Exchange Name	NASDAQ
Warrants
Document Entity Information
Title of 12(b) Security	Warrants to purchase ordinary shares
Trading Symbol	DCFCW
Security Exchange Name	NASDAQ
Business Contact
Document Entity Information
Entity Address, Address Line One	48 Miller Street
Entity Address, City or Town	Murarrie
Entity Address, Postal Zip Code	4172
Entity Address, Country	AU
Contact Personnel Name	Robert Topol
City Area Code	+1
Local Phone Number	503 367 5043
Contact Personnel Email Address	rtopol@tritiumcharging.com